Interest and Finance Costs	6 Months Ended
Jun. 30, 2024
Interest and Finance Costs [Abstract]
Interest and Finance Costs
13.	Interest and Finance Costs:

Interest and finance costs are analyzed as follows:

	June 30,
	2024	2023
Interest on long-term debt and other financial liabilities	8,408	8,767
Interest on finance lease liability	559	-
Amortization of deferred finance costs and debt discounts	696	1,393
Convertible notes interest expense	-	90
Amortization of deferred finance costs and debt discounts (shares issued to third party - non-cash)	-	81
Other	53	64
Total	9,716	10,395